Summary of Significant Accounting Policies - Schedule of Expected Amortization of Intangible Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
2019		$ 267,816
2020		267,816
2021		267,816
2022		165,117
2023		46,104
Thereafter		70,697
Net Balance	$ 951,458	$ 1,085,366	$ 1,353,182